Debt - Fair Value Measurement Inputs and Valuation Techniques (Details)	Jun. 30, 2024	Dec. 31, 2023
Expected volatility
Debt Instrument [Line Items]
Long-term debt, measurement input	0.620	0.560
Risk-free rate
Debt Instrument [Line Items]
Long-term debt, measurement input	0.044	0.038
Credit risk adjusted rate
Debt Instrument [Line Items]
Long-term debt, measurement input	0.200	0.200